Accumulated Other Comprehensive Loss Attributable to Pepsico (Schedule of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Currency translation adjustment	$ (15,217)	$ (13,255)	$ (12,948)	$ (12,309)
Unamortized pension and retiree medical, net of tax (b)	(2,714)	(2,719)	(2,361)	(2,750)
Other	237	471	6	2
Accumulated other comprehensive loss attributable to PepsiCo	(17,612)	(15,534)	(15,302)	(14,898)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	(1,965)	(334)	(603)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax	5	(456)	488
Other Comprehensive Income, Other, Before Tax	(306)	608	8
Other Comprehensive Income (Loss), before Tax, Portion Attributable to Parent	(2,114)	(224)	(314)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss), before Reclassification and Tax	(1,965)	(442)	(603)
Other Comprehensive (Income) Loss, Defined Benefit Plan, before Reclassification Adjustment and Tax	(280)	(493)	48
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(306)	608	8
OCI, before Reclassifications, before Tax, Attributable to Parent	(2,557)	(515)	(625)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax	0	108	0
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax	285	37	440
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	0	0	0
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	443	291	311
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	3	27	(36)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, Tax	0	98	(99)
Other Comprehensive Income, Other, Taxes	72	(143)	(4)
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	36	(8)	(90)
Net of taxes decrease to opening balance of accumulated other comprehensive loss attributable to Pepsico		1,282	1,184	1,283
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(6)	(188)	(78)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	158	146	(129)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax	152	(42)	(207)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, Tax, Parent	(39)	10	49
AOCI, Cash Flow Hedge, Cumulative Gain (Loss), after Tax	$ 82	$ (31)	$ 1	$ 159